Investment Objectives and Goals	Jun. 17, 2025
AAM Low Duration Preferred and Income Securities ETF
Prospectus [Line Items]
Risk/Return [Heading]	AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF